BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - 77.9%
1211 Avenue of the Americas Trust, 2015-1211 C	4.142%	8/10/35	7,610,000	$8,129,163	(b)(c)
CD Mortgage Trust, 2016-CD2 C	4.025%	11/10/49	9,415,000	9,156,076	(c)
Citigroup Commercial Mortgage Trust, 2013-375P C	3.518%	5/10/35	3,955,000	3,994,984	(b)(c)
Citigroup Commercial Mortgage Trust, 2015-GC29 C	4.157%	4/10/48	12,424,000	12,160,559	(c)
Credit Suisse Mortgage Capital Trust, 2019-ICE4 B (1 mo. USD LIBOR + 1.230%)	1.405%	5/15/36	2,550,000	2,540,540	(b)(c)
Credit Suisse Mortgage Capital Trust, 2019-ICE4 C (1 mo. USD LIBOR + 1.430%)	1.605%	5/15/36	1,600,000	1,584,398	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA3 B2 (1 mo. USD LIBOR + 7.750%)	7.922%	9/25/48	6,299,000	5,001,200	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HQA2 B2 (1 mo. USD LIBOR + 11.000%)	11.172%	10/25/48	2,125,000	2,035,012	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA2 M2 (1 mo. USD LIBOR + 2.450%)	2.622%	3/25/49	8,664,105	8,488,828	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-FTR3 B2 (1 mo. USD LIBOR + 4.800%)	4.985%	9/25/47	2,500,000	1,649,171	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-HQA2 M2 (1 mo. USD LIBOR + 2.050%)	2.222%	4/25/49	4,010,653	3,876,383	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA1 B2 (1 mo. USD LIBOR + 5.250%)	5.422%	1/25/50	8,720,000	4,939,019	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA2 B2 (1 mo. USD LIBOR + 4.800%)	4.972%	2/25/50	3,900,000	2,082,558	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-HQA1 B2 (1 mo. USD LIBOR + 5.100%)	5.272%	1/25/50	4,170,000	2,329,111	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-HRP1 B1 (1 mo. USD LIBOR + 9.250%)	9.422%	11/25/39	12,300,000	9,675,360	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	4.272%	7/25/39	9,155,000	8,022,275	(b)(c)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2020 Quarterly Report	1

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Federal National Mortgage Association (FNMA) — CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	3.572%	10/25/39	7,915,000		$6,499,124	(b)(c)
Fondo de Titulizacion de Activos Santander Hipotecario, 2 E (3 mo. EURIBOR + 2.100%)	1.651%	1/18/49	3,400,000	EUR	3,101,515	(c)(d)
FREMF Mortgage Trust, 2016-K722 C	3.843%	7/25/49	6,000,000		6,154,165	(b)(c)
FREMF Mortgage Trust, 2017-K61 C	3.684%	12/25/49	12,617,000		13,156,721	(b)(c)
FREMF Mortgage Trust, 2017-K63 C	3.872%	2/25/50	8,000,000		8,433,453	(b)(c)
Hipocat 8 FTA, HIPO-8 C (3 mo. EURIBOR + 0.260%, 0.000% floor)	0.000%	3/15/38	1,322,973	EUR	1,414,692	(c)(d)
Hipocat 9 FTA, HIPO-9 C (3 mo. EURIBOR + 0.290%, 0.000% floor)	0.000%	7/15/38	8,800,000	EUR	8,646,403	(c)(d)
Hipocat 10 FTA, HIPO-10 B (3 mo. EURIBOR + 0.300%, 0.000% floor)	0.000%	10/24/39	8,000,000	EUR	8,343,382	(c)(d)
IM Pastor FTA, 4 B (3 mo. EURIBOR + 0.190%, 0.000% floor)	0.000%	3/22/44	8,300,000	EUR	5,631,231	(c)(d)
IM Pastor FTH, 3 B (3 mo. EURIBOR + 0.290%, 0.000% floor)	0.000%	3/22/43	8,800,000	EUR	4,846,822	(c)(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.199%	11/15/45	15,375,000		15,067,111	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C32 C	4.653%	11/15/48	4,579,000		4,065,081	(c)
JPMCC Re-REMIC Trust, 2015-FRR2 BK39, PO	0.000%	8/27/47	9,044,800		7,818,342	(b)
MFT Trust, 2020-ABC B	3.477%	2/10/42	6,988,000		7,218,654	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C7 C	4.121%	2/15/46	4,303,000		4,072,945	(c)
RMAC Securities No 1 PLC, 2006-NS1X B1C (3 mo. EURIBOR + 0.880%)	0.529%	6/12/44	6,412,357	EUR	6,702,587	(c)(d)
RMAC Securities No 1 PLC, 2006-NS1X M2A (3 mo. GBP LIBOR + 0.470%)	0.668%	6/12/44	1,403,142	GBP	1,639,674	(c)(d)
SFAVE Commercial Mortgage Securities Trust, 2015-5AVE D	4.388%	1/5/43	11,000,000		8,382,484	(b)(c)
WaMu Commercial Mortgage Securities Trust, 2007-SL2 F	3.645%	12/27/49	4,000,000		3,638,416	(b)(c)
WaMu Commercial Mortgage Securities Trust, 2007-SL3 J	4.208%	3/23/45	15,286,000		14,176,923	(b)(c)
Wells Fargo Re-REMIC Trust, 2013-FRR1 AK16, PO	0.000%	12/27/43	3,000,000		2,798,732	(b)
WFRBS Commercial Mortgage Trust, 2016-LC24 XEF, IO	1.769%	10/15/49	23,520,000		2,126,690	(b)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $248,586,804)					229,599,784

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Alternative Credit Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 8.9%
COMMUNICATION SERVICES - 1.0%
Interactive Media & Services - 1.0%
Tencent Holdings Ltd., Senior Notes	3.240%	6/3/50	2,655,000	$2,970,191	(b)

CONSUMER DISCRETIONARY - 1.9%
Automobiles - 1.1%
General Motors Co., Senior Notes	6.750%	4/1/46	2,575,000	3,109,829

Hotels, Restaurants & Leisure - 0.8%
Scientific Games International Inc., Senior Notes	8.250%	3/15/26	2,470,000	2,478,138	(b)

TOTAL CONSUMER DISCRETIONARY				5,587,967

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Petrobras Global Finance BV, Senior Notes	5.600%	1/3/31	2,640,000	2,782,890

FINANCIALS - 1.2%
Banks - 1.2%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.750% to 9/27/24 then 5 year Treasury Constant Maturity Rate + 4.967%)	6.750%	9/27/24	1,305,000	1,245,094	(b)(c)(e)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	2,300,000	2,202,997	(b)(c)(e)

TOTAL FINANCIALS				3,448,091

HEALTH CARE - 0.8%
Pharmaceuticals - 0.8%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	2,025,000	2,251,446

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.9%
CommScope Inc., Senior Notes	8.250%	3/1/27	2,500,000	2,699,138	(b)

MATERIALS - 2.2%
Containers & Packaging - 0.5%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	1,325,000	1,346,929	(b)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2020 Quarterly Report	3

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 1.7%
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	2,355,000		$2,369,071	(b)
United States Steel Corp., Senior Secured Notes	12.000%	6/1/25	2,695,000		2,806,573	(b)

Total Metals & Mining					5,175,644

TOTAL MATERIALS					6,522,573

TOTAL CORPORATE BONDS & NOTES (Cost - $24,918,634)					26,262,296

ASSET-BACKED SECURITIES - 3.6%
CF Hippolyta LLC, 2020-1 A1	1.690%	7/15/60	3,365,000		3,405,700	(b)
CF Hippolyta LLC, 2020-1 B1	2.280%	7/15/60	2,880,000		2,920,473	(b)
Drive Auto Receivables Trust, 2019-3 D	3.180%	10/15/26	2,000,000		2,053,162
Drive Auto Receivables Trust, 2020-1 D	2.700%	5/17/27	2,065,000		2,088,002

TOTAL ASSET-BACKED SECURITIES (Cost - $10,335,439)					10,467,337

SOVEREIGN BONDS - 1.0%
Hungary - 1.0%
Hungary Government Bond	6.750%	10/22/28	130,000,000	HUF	612,663
Hungary Government Bond	3.000%	8/21/30	625,000,000	HUF	2,323,200

TOTAL SOVEREIGN BONDS (Cost - $2,893,146)					2,935,863

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $286,734,023)					269,265,280

			SHARES
SHORT-TERM INVESTMENTS - 6.0%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $17,794,370)	0.009%		17,794,370		17,794,370

TOTAL INVESTMENTS - 97.4% (Cost - $304,528,393)					287,059,650
Other Assets in Excess of Liabilities - 2.6%					7,586,651

TOTAL NET ASSETS - 100.0%					$294,646,301

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Alternative Credit Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees. (e) Security has no maturity date. The date shown represents the next call date.

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
HUF	— Hungarian Forint
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
USD	— United States Dollar

At July 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro-BTP	156	9/20	$25,695,932	$27,010,912	$1,314,980
U.S. Treasury Ultra Long-Term Bonds	106	9/20	23,029,027	24,134,875	1,105,848

Net unrealized appreciation on open futures contracts					$2,420,828

See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2020 Quarterly Report	5

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

At July 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	786,000,000	USD	7,430,787	JPMorgan Chase & Co.	8/26/20	$(3,456)
USD	598,623	HUF	180,000,000	JPMorgan Chase & Co.	8/26/20	(16,907)
USD	605,602	HUF	180,000,000	JPMorgan Chase & Co.	8/26/20	(9,928)
USD	784,394	HUF	230,000,000	JPMorgan Chase & Co.	8/26/20	(2,117)
USD	904,789	HUF	270,000,000	JPMorgan Chase & Co.	8/26/20	(18,506)
USD	931,651	GBP	740,000	Citibank N.A.	8/28/20	(37,156)
USD	41,717,428	EUR	36,820,000	Barclays Bank PLC	9/2/20	(1,684,980)
USD	21,428,492	EUR	18,850,000	Citibank N.A.	9/2/20	(791,372)
EUR	3,140,000	USD	3,547,971	HSBC Securities Inc.	9/2/20	153,375
EUR	5,800,000	USD	6,753,486	HSBC Securities Inc.	9/2/20	83,395
EUR	7,730,000	USD	8,745,441	HSBC Securities Inc.	9/2/20	366,472
EUR	2,570,000	USD	2,899,471	JPMorgan Chase & Co.	9/2/20	129,974
EUR	350,000	USD	398,676	UBS Securities LLC	9/2/20	13,895
EUR	7,890,000	USD	8,898,934	UBS Securities LLC	9/2/20	401,582
BRL	38,170,000	USD	7,356,654	HSBC Securities Inc.	10/9/20	(57,414)

Total						$(1,473,143)

Abbreviation(s) used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
JPY	— Japanese Yen
USD	— United States Dollar

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Alternative Credit Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

At July 31, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	$11,137,000	6/20/22	1.681%	5.000% quarterly	$689,767	$829,959	$(140,192)
Barclays Bank PLC (Sprint Communications Inc., 7.000%, due 8/15/20)	11,780,000	6/20/21	0.634%	5.000% quarterly	459,846	376,801	83,045
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	11,000,000	6/20/22	0.705%	5.000% quarterly	893,152	894,735	(1,583)
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	3,280,000	6/20/22	0.828%	1.000% quarterly	10,635	(93,939)	104,574
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	6,115,000	12/20/22	1.092%	1.000% quarterly	(13,444)	(125,733)	112,289

Total	$43,312,000				$2,039,956	$1,881,823	$158,133

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.34 Index	$21,050,000		6/20/25	1.000% quarterly	$309,708	$194,852	$114,856
Markit iTraxx Crossover Index	35,610,000	EUR	6/20/25	5.000% quarterly	2,261,646	2,247,188	14,458

Total					$2,571,354	$2,442,040	$129,314

See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2020 Quarterly Report	7

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Alternative Credit Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Alternative Credit Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

9

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

10

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$229,599,784	—	$229,599,784
Corporate Bonds & Notes	—	26,262,296	—	26,262,296
Asset-Backed Securities	—	10,467,337	—	10,467,337
Sovereign Bonds	—	2,935,863	—	2,935,863

Total Long-Term Investments	—	269,265,280	—	269,265,280

Short-Term Investments†	$17,794,370	—	—	17,794,370

Total Investments	$17,794,370	$269,265,280	—	$287,059,650

Other Financial Instruments:
Futures Contracts	$2,420,828	—	—	$2,420,828
Forward Foreign Currency Contracts	—	$1,148,693	—	1,148,693
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	2,053,400	—	2,053,400
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	129,314	—	129,314

Total Other Financial Instruments	$2,420,828	$3,331,407	—	$5,752,235

Total	$20,215,198	$272,596,687	—	$292,811,885

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$2,621,836	—	$2,621,836
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	13,444	—	13,444

Total	—	$2,635,280	—	$2,635,280

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

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